VOYA MUTUAL FUNDS
Voya Multi-Manager International Factors Fund
(the "Fund")
Supplement dated November 22, 2022
to the Fund's Class I and Class W Shares' Prospectus and Class P3 Shares' Prospectus, each dated February 28, 2022 (together, the "Prospectuses")
On March 24, 2022, the Board of Trustees of Voya Mutual Funds approved the addition of a new blended benchmark to the Fund, effective on or about April 1, 2022. The new blended benchmark consists of the following components: 60% MSCI EAFE® Index; 40% MSCI ACW ex-U.S.SM Index.
Effective immediately, the Prospectuses are revised as follows:
1.The table and footnotes in the sub-section of the Class I and Class W Shares' Prospectus entitled "Performance Information – Average Annual Total Returns" in the Fund's Summary Section are deleted in their entirety and replaced with the following:
Average Annual Total Returns %
(for the periods ended December 31, 2021)
		1 Yr	5 Yrs	10 Yrs	Since	Inception
					Inception	Date
Class I before taxes
	%	11.53	9.00	7.77	N/A	02/08/11
After tax on distributions	%	7.18	7.08	6.30	N/A
After tax on distributions with sale	%	8.82	6.64	5.96	N/A
MSCI EAFE® Index1%		11.26	9.55	8.03	N/A
MSCI ACW ex-U.S.SM Index1%		7.82	9.61	7.28	N/A
60% MSCI EAFE® Index; 40%	%	9.88	9.58	7.74	N/A
MSCI ACW ex-U.S.SM Index1,2

Class W before taxes	%	11.53	9.00	N/A	7.29	08/07/12
MSCI EAFE® Index1%		11.26	9.55	N/A	7.80
MSCI ACW ex-U.S.SM Index1%		7.82	9.61	N/A	7.02
60% MSCI EAFE® Index; 40%
	%	9.88	9.58	N/A	7.50
MSCI ACW ex-U.S.SM Index1,2

1The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2Effective April 1, 2022, the Fund added the 60% MSCI EAFE® Index; 40% MSCI ACW ex-U.S.SM Index blended benchmark to give shareholders a more complete understanding of how the Fund is managed.

2.The table and footnotes in the sub-section of the Class P3 Shares' Prospectus entitled "Performance Information – Average Annual Total Returns" in the Fund's Summary Section are deleted in their entirety and replaced with the following:
Average Annual Total Returns %
(for the periods ended December 31, 2021)
		1 Yr	5 Yrs	10 Yrs	Since	Inception
					Inception	Date
Class P3 before taxes
	%	12.25	N/A	N/A	6.54	06/01/18
After tax on distributions	%	7.99	N/A	N/A	4.55
After tax on distributions with sale	%	9.18	N/A	N/A	4.80
MSCI EAFE® Index1%		11.26	N/A	N/A	7.08
MSCI ACW ex-U.S.SM Index1%		7.82	N/A	N/A	6.74
60% MSCI EAFE® Index; 40%
	%	9.88	N/A	N/A	6.95
MSCI ACW ex-U.S.SM Index1,2

1The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2Effective April 1, 2022, the Fund added the 60% MSCI EAFE® Index; 40% MSCI ACW ex-U.S.SM Index blended benchmark to give shareholders a more complete understanding of how the Fund is managed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
2